Other Information	12 Months Ended
Dec. 31, 2019
Other Information
Other Information

27. Other information

In the USA, BF-RhodoLED® lamps are also available under leasing agreements. These agreements are accounted for as operating leases in the first six months. After six months, the customer has the option of either returning the lamp or purchasing it. The agreed purchase price can then be paid immediately in full or over an additional 24 months. If payment is made over an additional 24 months, the agreements are accounted for as financing leases. In financial year 2019, the company generated income of EUR 71 thousand (2018: EUR 94 thousand; 2017: 0) from operating lease agreements. Income of EUR 126 thousand (2018: EUR 240 thousand; 2017: 0) was generated from finance lease agreements. The future expected leasing income as of December 31, 2019 is as follows:

in EUR thousands	2019	2018	2019	2018	2019	2018
	≤ 1 year		1 year to 5 years		> 5 years
Finance lease BF-RhodoLED® interest income	24	19	9	11	0	0
Finance lease BF-RhodoLED® sales	160	121	57	72	0	0